United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$19.99
Income From Investment Operations:
Net investment income	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, options and swap contracts	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.57)
Less Distributions:
Distributions from net investment income	(0.24)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts, options and swap contracts	(1.95)
TOTAL DISTRIBUTIONS	(2.19)
Net Asset Value, End of Period	$17.23
Total Return [3]	(3.15)%

Ratios to Average Net Assets:
Net expenses	1.25	% [6,7]
Net investment income	2.87	% [6]
Expense waiver/reimbursement [8]	0.12	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$179,448
Portfolio turnover	91%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% and 0.02% on the total return for the years ended November 30, 2006 and 2005, respectively.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.25%, 1.24%, 1.16%, 1.16% and 1.29%, for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.26% for the period ended November 30, 2003 and 1.31% for the year ended October 31, 2003 after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,								Period Ended		Year Ended
2007		2006	[1]	2005		2004		11/30/2003	[2]	10/31/2003
$20.55		$18.95		$18.38		$17.38		$17.32		$15.61

0.41		0.38		0.31		0.36		0.02		0.31
1.42		1.93		0.56		1.01		0.11		1.71
1.83		2.31		0.87		1.37		0.13		2.02

(0.40)		(0.38)		(0.30)		(0.37)		(0.07)		(0.31)
(1.99)		(0.33)		--		--		--		--
(2.39)		(0.71)		(0.30)		(0.37)		(0.07)		(0.31)
$19.99		$20.55		$18.95		$18.38		$17.38		$17.32
9.88%		12.55	% [4]	4.75	% [4,5]	7.89%		0.75%		13.08%

1.25	% [7]	1.17	% [7]	1.16	% [7]	1.29	% [7]	1.26	% [6,7]	1.31	% [7]
2.07%		1.90%		1.63%		1.72%		1.64	% [6]	1.89%
0.10%		0.12%		0.08%		0.01%		0.01	% [6]	0.00	% [9]

$195,687		$198,289		$234,204		$237,428		$226,701		$224,461
135%		106%		50%		47%		1%		74%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$19.96
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, options and swap contracts	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.64)
Less Distributions:
Distributions from net investment income	(0.17)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts, options and swap contracts	(1.95)
TOTAL DISTRIBUTIONS	(2.12)
Net Asset Value, End of Period	$17.20
Total Return [3]	(3.56)%

Ratios to Average Net Assets:
Net expenses	2.05	% [5,6]
Net investment income	2.10	% [5]
Expense waiver/reimbursement [7]	0.12	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,402
Portfolio turnover	91%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 2.03%, 1.98%, 1.95% and 2.04%, for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 2.01% for the period ended November 30, 2003 and 2.06% for the year ended October 31, 2003 after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,								Period Ended		Year Ended
2007		2006	[1]	2005		2004		11/30/2003	[2]	10/31/2003
$20.52		$18.93		$18.36		$17.36		$17.28		$15.58

0.25		0.20		0.14		0.23		0.01		0.19
1.43		1.94		0.58		1.00		0.11		1.70
1.68		2.14		0.72		1.23		0.12		1.89

(0.25)		(0.22)		(0.15)		(0.23)		(0.04)		(0.19)
(1.99)		(0.33)		--		--		--		--
(2.24)		(0.55)		(0.15)		(0.23)		(0.04)		(0.19)
$19.96		$20.52		$18.93		$18.36		$17.36		$17.28
9.05%		11.59%		3.95	% [4]	7.08%		0.68%		12.22%

2.03	% [6]	1.99	% [6]	1.95	% [6]	2.04	% [6]	2.01	% [5,6]	2.06	% [6]
1.31%		1.07%		0.84%		0.97%		0.89	% [5]	1.14%
0.10%		0.11%		0.06%		0.01%		0.01	% [5]	0.00	% [8]

$41,365		$50,182		$63,151		$73,911		$72,412		$71,836
135%		106%		50%		47%		1%		74%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$19.90
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, options and swap contracts	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.64)
Less Distributions:
Distributions from net investment income	(0.18)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts, options and swap contracts	(1.95)
TOTAL DISTRIBUTIONS	(2.13)
Net Asset Value, End of Period	$17.13
Total Return [3]	(3.59)%

Ratios to Average Net Assets:
Net expenses	2.04	% [5,6]
Net investment income	2.06	% [5]
Expense waiver/reimbursement [7]	0.10	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,550
Portfolio turnover	91%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.04%, 2.00% 1.95%, 1.93% and 2.02%, for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 2.01% for the period ended November 30, 2003 and 2.04% for the year ended October 31, 2003 after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,								Period Ended		Year Ended
2007		2006	[1]	2005		2004		11/30/2003	[2]	10/31/2003
$20.47		$18.88		$18.31		$17.32		$17.24		$15.54

0.26		0.22		0.17		0.23		0.01		0.19
1.42		1.94		0.56		1.00		0.11		1.70
1.68		2.16		0.73		1.23		0.12		1.89

(0.26)		(0.24)		(0.16)		(0.24)		(0.04)		(0.19)
(1.99)		(0.33)		--		--		--		--
(2.25)		(0.57)		(0.16)		(0.24)		(0.04)		(0.19)
$19.90		$20.47		$18.88		$18.31		$17.32		$17.24
9.05%		11.69%		3.98	% [4]	7.09%		0.68%		12.25%

2.00	% [6]	1.95	% [6]	1.93	% [6]	2.02	% [6]	2.01	% [5,6]	2.04	% [6]
1.30%		1.11%		0.88%		0.99%		0.89	% [5]	1.16%
0.10%		0.11%		0.06%		0.01%		0.01	% [5]	0.00	% [8]

$26,572		$27,033		$28,922		$26,704		$27,853		$27,731
135%		106%		50%		47%		1%		74%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$20.02
Income From Investment Operations:
Net investment income	0.22
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, options and swap contracts	(0.84)
TOTAL FROM INVESTMENT OPERATIONS	(0.62)
Less Distributions:
Distributions from net investment income	(0.20)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts, options and swap contracts	(1.95)
TOTAL DISTRIBUTIONS	(2.15)
Net Asset Value, End of Period	$17.25
Total Return [4]	(3.42)%

Ratios to Average Net Assets:
Net expenses	1.73	% [6,7]
Net investment income	2.34	% [6]
Expense waiver/reimbursement [8]	0.10	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,066
Portfolio turnover	91%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.73%, 1.70%, 1.67%, 1.65% and 1.74%, for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.78% and 1.81% for the periods ended November 30, 2003 and October 31, 2003, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Represents less than $1,000.

11 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,								Period Ended		Period Ended
2007		2006	[1]	2005		2004		11/30/2003	[2]	10/31/2003	[3]
$20.57		$18.98		$18.40		$17.38		$17.32		$15.61

0.33		0.28		0.25		0.29		0.01		0.10
1.43		1.94		0.53		1.03		0.10		1.71
1.76		2.22		0.78		1.32		0.11		1.81

(0.32)		(0.30)		(0.20)		(0.30)		(0.05)		(0.10)
(1.99)		(0.33)		--		--		--		--
(2.31)		(0.63)		(0.20)		(0.30)		(0.05)		(0.10)
$20.02		$20.57		$18.98		$18.40		$17.38		$17.32
9.44%		11.98%		4.27	% [5]	7.64%		0.64%		11.64%

1.70	% [7]	1.68	% [7]	1.65	% [7]	1.74	% [7]	1.78	% [6,7]	1.81	% [6,7]
1.55%		1.42%		1.31%		2.52%		1.14	% [6]	1.39	% [6]
0.10%		0.11%		0.05%		0.01%		0.01	% [6]	0.00	% [6,9]

$16,070		$10,234		$1,048		$65		$0	[10]	$0	[10]
135%		106%		50%		47%		1%		74	% [11]

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 968.50	$ 6.15
Class B Shares	$1,000	$ 964.40	$ 10.07
Class C Shares	$1,000	$ 964.10	$ 10.02
Class K Shares	$1,000	$ 965.80	$ 8.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$ 6.31
Class B Shares	$1,000	$1,014.75	$10.33
Class C Shares	$1,000	$1,014.80	$10.28
Class K Shares	$1,000	$1,016.35	$ 8.72

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.04%
Class K Shares	1.73%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	51.7%
Mortgage-Backed Securities	21.9%
Corporate Debt Securities	11.2%
International Equity Securities	7.7%
U.S. Treasury and Agency Securities	3.4%
Asset-Backed Securities	1.7%
Foreign Debt Securities	0.5%
Derivative Contracts [2,3]	(0.0)%
Cash Equivalents [4]	5.0%
Other Assets and Liabilities--Net [5]	(3.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Based upon net unrealized appreciation (depreciation) on and value of the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector composition 6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Information Technology	14.8%
Energy	14.7%
Industrials	14.2%
Consumer Staples	14.1%
Health Care	12.6%
Financials	12.3%
Consumer Discretionary	7.1%
Materials	4.9%
Utilities	2.9%
Telecommunication Services	2.4%
TOTAL	100.0%

6 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--51.6%
		COMMON STOCKS--51.6%
		Consumer Discretionary--3.4%
16,400		Best Buy Co., Inc.	$765,716
25,000		Home Depot, Inc.	684,000
142,900		Mattel, Inc.	2,878,006
49,650		McDonald's Corp.	2,945,238
43,200		Walt Disney Co.	1,451,520
		TOTAL	8,724,480
		Consumer Staples--7.9%
27,400		Kellogg Co.	1,419,594
107,000		Kroger Co.	2,957,480
6,085		Nestle SA	2,992,144
32,700	[1]	Philip Morris International Inc.	1,721,982
30,400		Procter & Gamble Co.	2,007,920
100,378		Unilever N.V., ADR	3,288,383
105,200		Wal-Mart Stores, Inc.	6,074,248
		TOTAL	20,461,751
		Energy--7.7%
20,300		Apache Corp.	2,721,418
46,000		Exxon Mobil Corp.	4,082,960
22	[1]	NRG Energy, Inc.	915
68,900	[1]	Nabors Industries Ltd.	2,896,556
22,800	[1]	Petroleo Brasileiro SA, ADR	1,607,400
22,800		Schlumberger Ltd.	2,305,764
66,900	[1]	Weatherford International, Inc.	3,052,647
53,225		XTO Energy, Inc.	3,386,175
		TOTAL	20,053,835
		Financials--5.5%
16,200		Goldman Sachs Group, Inc.	2,857,842
36,100		Hartford Financial Services Group, Inc.	2,565,627
85,300		JPMorgan Chase & Co.	3,667,900
62,300		Morgan Stanley	2,755,529
44,600		U.S. Bancorp	1,480,274
37,800		Wells Fargo & Co.	1,042,146
		TOTAL	14,369,318
Shares			Value in U.S. Dollars
		STOCKS--continued
		COMMON STOCKS--continued
		Health Care--7.3%
12,300		Abbott Laboratories	$693,105
35,800		Baxter International, Inc.	2,187,380
34,373		Bayer AG	3,048,119
33,700		Becton, Dickinson & Co.	2,845,965
25,400	[1]	Genentech, Inc.	1,800,098
27,700		Johnson & Johnson	1,848,698
28,300	[1]	Myriad Genetics, Inc.	1,370,286
26,000	[1]	Waters Corp.	1,599,520
76,400		Wyeth	3,397,508
		TOTAL	18,790,679
		Industrials--7.5%
5,100	[1]	First Solar, Inc.	1,364,454
26,800	[1]	Foster Wheeler Ltd.	2,041,356
70,100		General Electric Co.	2,153,472
31,000		Lockheed Martin Corp.	3,392,640
59,100		Norfolk Southern Corp.	3,982,158
41,200		Northrop Grumman Corp.	3,108,952
18,600		Raytheon Co.	1,187,796
30,100		United Parcel Service, Inc.	2,137,702
		TOTAL	19,368,530
		Information Technology--8.4%
25,600	[1]	Apple, Inc.	4,832,000
85,300	[1]	Cisco Systems, Inc.	2,279,216
27,100		Hewlett-Packard Co.	1,275,326
70,000		Intel Corp.	1,622,600
161,200		Microsoft Corp.	4,565,184
5,800		Nintendo Corp. Ltd.	3,191,045
1,257	[1]	Nortel Networks Corp.	10,358
116,100	[1]	Oracle Corp.	2,651,724
28,100		Qualcomm, Inc.	1,363,974
		TOTAL	21,791,427
		Materials--1.9%
10,800		Freeport-McMoRan Copper & Gold, Inc.	1,249,668
16,100		Monsanto Co.	2,051,140
20,600		Nucor Corp.	1,540,880
		TOTAL	4,841,688
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		COMMON STOCKS--continued
		Telecommunication Services--0.8%
50,900		Verizon Communications	$1,958,123
		Utilities--1.2%
40,000		FirstEnergy Corp.	3,148,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $119,622,209)	133,508,231
		ASSET-BACKED SECURITIES--1.7%
$50,517	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	40,413
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	793,059
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.745%, 2/10/2051	248,221
21,111		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026	20,266
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	796,607
900,000		Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039	889,822
350,000		LB-UBS Commercial Mortgage Trust 2008-C1, Series 2008C1, 6.150%, 04/15/2041	357,298
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	395,558
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	388,457
100,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 6.266%, 02/12/2051	96,250
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	305,384
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,402,928)	4,331,335
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	550,918
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	771,331
250,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.747%, 2/12/2049	250,474
6,911	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.549%, 1/28/2027	4,492
310,109		Wells Fargo Mortgage Backed Securities Trust 2003-18 Series 2003-18, Class A1, 5.50%, 12/25/2033	293,359
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,934,580)	1,870,574
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--6.1%
		Basic Industry - Chemicals--0.1%
$40,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 01/15/2013	$40,482
100,000		Praxair, Inc., 4.625%, 03/30/2015	97,201
50,000		RPM International, Inc., 6.50%, 02/15/2018	50,262
35,000		Rohm & Haas Co., 6.00%, 09/15/2017	34,496
		TOTAL	222,441
		Basic Industry - Metals & Mining--0.2%
80,000		Alcan, Inc., 5.00%, 06/01/2015	76,083
70,000		Alcoa, Inc., Note, 5.55%, 02/01/2017	66,660
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	50,522
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	101,997
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	99,089
		TOTAL	394,351
		Basic Industry - Paper--0.1%
200,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	199,097
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	17,625
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	99,800
		TOTAL	316,522
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.20%, 08/15/2015	47,617
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	24,266
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	102,118
		TOTAL	174,001
		Capital Goods - Diversified Manufacturing--0.2%
20,000		Dover Corp., Note, 5.45%, 03/15/2018	19,654
250,000		General Electric Co., Note, 5.00%, 02/01/2013	253,042
140,000	[2,3]	Hutchison Whampoa Ltd., 6.50%, 02/13/2013	145,202
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	71,487
		TOTAL	489,385
		Capital Goods - Environmental--0.0%
100,000		Waste Management, Inc., 7.375%, 08/01/2010	104,973
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.40%, 1/15/2018	38,596
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.2%
$75,000		AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013	$83,346
100,000		Comcast Corp., 7.05%, 03/15/2033	103,646
100,000		Comcast Corp., Company Guarantee, 6.50%, 01/15/2017	102,624
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 01/15/2010	109,205
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	48,066
		TOTAL	446,887
		Communications - Telecom Wireless--0.2%
130,000		AT&T Wireless Services, Inc., 8.75%, 03/01/2031	156,920
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 03/01/2011	80,454
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	89,793
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,248
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	88,882
		TOTAL	436,297
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 06/01/2013	29,509
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	42,294
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	101,084
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	41,107
		TOTAL	213,994
		Consumer Cyclical - Automotive--0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	73,103
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	100,600
130,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	129,257
		TOTAL	302,960
		Consumer Cyclical - Entertainment--0.1%
80,000		International Speedway Corp., 5.40%, 04/15/2014	78,482
20,000		International Speedway Corp., 4.20%, 04/15/2009	20,041
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,375
100,000		Walt Disney Co., Note, 5.70%, 07/15/2011	104,237
		TOTAL	277,135
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	44,424
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.2%
$208,675	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	$191,537
60,000		Costco Wholesale Corp., 5.30%, 03/15/2012	61,888
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	18,226
70,000		Target Corp., Note, 5.875%, 07/15/2016	70,710
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	39,395
		TOTAL	381,756
		Consumer Non-Cyclical - Food/Beverage--0.2%
70,000		Bottling Group LLC, Note, 5.50%, 04/01/2016	70,289
60,000		General Mills, Inc., Note, 5.70%, 02/15/2017	60,596
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	122,595
50,000		PepsiCo, Inc., 4.65%, 2/15/2013	50,635
90,000	[2,3]	SABMiller PLC, Note, 6.20%, 07/01/2011	91,801
		TOTAL	395,916
		Consumer Non-Cyclical - Health Care--0.1%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	60,816
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 07/01/2017	73,914
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 02/15/2018	48,757
		TOTAL	183,487
		Consumer Non-Cyclical - Pharmaceuticals--0.1%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	41,088
110,000		Lilly (Eli) & Co., Bond, 5.200%, 03/15/2017	109,354
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	98,624
		TOTAL	249,066
		Consumer Non-Cyclical - Products--0.0%
45,000		Philips Electronics NV, 5.75%, 03/11/2018	44,446
		Consumer Non-Cyclical - Supermarkets--0.0%
25,000		Kroger Co., Bond, 6.90%, 04/15/2038	25,719
50,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 02/12/2013	48,886
		TOTAL	74,605
		Energy - Independent--0.1%
120,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	121,119
120,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	114,814
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	25,948
55,860	[2,3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	55,769
20,000		XTO Energy, Inc., 6.75%, 08/01/2037	20,223
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	25,512
		TOTAL	363,385
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy - Integrated--0.3%
$60,000		Conoco, Inc., Sr. Note, 6.95%, 4/15/2029	$65,689
100,000		ConocoPhillips Australia Funding Co., 5.50%, 04/15/2013	103,579
500,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	505,153
35,000		Petro-Canada, Deb., 7.00%, 11/15/2028	35,069
66,670	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	67,764
100,000	[2,3]	StatoilHydro ASA, 5.125%, 04/30/2014	99,938
		TOTAL	877,192
		Energy - Oil Field Services--0.1%
70,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	67,741
50,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	56,440
25,000		Weatherford International Ltd., 6.00%, 03/15/2018	25,133
20,000		Weatherford International Ltd., 7.00%, 03/15/2038	20,787
		TOTAL	170,101
		Financial Institution - Banking--1.2%
100,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	105,844
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	86,041
120,000		Capital One Capital IV, 6.745%, 02/17/2037	95,866
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	79,214
100,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 08/16/2011	102,423
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	198,458
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,715
160,000		HSBC Finance Corp., 4.750%, 04/15/2010	160,290
200,000		HSBC Finance Corp., 5.000%, 06/30/2015	192,224
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	61,270
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	71,293
250,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	246,197
250,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 03/15/2010	249,073
100,000		Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011	100,987
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	101,290
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	14,163
70,000		Popular North America, Inc., 5.65%, 04/15/2009	68,533
477,778	[2,3]	Regional Diversified Funding, 9.25%, 3/15/2030	528,073
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 09/01/2010	93,400
100,000		U.S. Bank, N.A., 6.30%, 02/04/2014	105,650
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	$94,804
140,000		Wachovia Corp., 5.75%, 02/01/2018	135,703
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	164,934
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	83,104
		TOTAL	3,224,549
		Financial Institution - Brokerage--0.5%
220,000		Blackrock, Inc., 6.25%, 09/15/2017	221,125
40,000		Eaton Vance Corp., 6.50%, 10/02/2017	40,915
100,000	[2,3]	FMR Corp., 4.75%, 03/01/2013	97,976
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	45,976
100,000		Goldman Sachs Group, Inc., 6.60%, 01/15/2012	104,731
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 04/01/2018	149,155
190,000		Invesco Ltd., Note, 4.50%, 12/15/2009	187,761
25,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012	24,329
30,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017	28,699
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017	55,257
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	52,394
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	54,519
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 08/15/2012	29,808
100,000		Morgan Stanley Group, Inc., 5.30%, 03/01/2013	99,389
75,000		Morgan Stanley, Note, 3.875%, 01/15/2009	75,258
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	99,274
30,000		Nuveen Investments, 5.500%, 09/15/2015	21,450
30,000		Nuveen Investments, 5.00%, 9/15/2010	26,400
		TOTAL	1,414,416
		Financial Institution - Finance Noncaptive--0.2%
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/01/2010	99,359
100,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015	100,175
80,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 05/10/2017	58,792
50,000		General Electric Capital Corp., 5.625%, 05/01/2018	49,540
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 03/15/2032	30,627
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	78,497
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	31,447
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	79,261
		TOTAL	527,698
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.0%
$50,000		CIGNA Corp., 6.35%, 03/15/2018	$50,079
		Financial Institution - Insurance - Life--0.5%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	109,291
300,000	[2,3]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	293,752
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	38,913
750,000	[2,3]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	811,747
		TOTAL	1,253,703
		Financial Institution - Insurance - P&C--0.1%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	78,561
80,000		CNA Financial Corp., 6.50%, 08/15/2016	78,530
15,000		Chubb Corp., Sr. Note, 5.75%, 05/15/2018	14,802
50,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 04/15/2016	52,412
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 03/15/2014	96,525
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	9,834
		TOTAL	330,664
		Financial Institution - REITs--0.1%
40,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	34,779
40,000		Liberty Property LP, 6.625%, 10/01/2017	38,003
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	45,603
120,000		Prologis, Sr. Note, 5.50%, 04/01/2012	117,820
60,000		Simon Property Group, Inc, Note, 7.75%, 1/20/2011	62,476
50,000		Simon Property Group, Inc., 6.35%, 08/28/2012	51,138
		TOTAL	349,819
		Foreign-Local-Government--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	58,770
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	117,524
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	84,997
		TOTAL	202,521
		Sovereign--0.1%
100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	107,145
30,000		United Mexican States, Series MTNA, 6.75%, 09/27/2034	32,430
		TOTAL	139,575
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Technology--0.2%
$50,000		Cisco Systems, Inc., Note, 5.25%, 02/22/2011	$51,422
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	20,245
40,000		Dell Computer Corp., Deb., 7.10%, 04/15/2028	41,184
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 03/15/2011	59,630
80,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	80,604
50,000		Harris Corp., 5.95%, 12/01/2017	49,391
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	49,574
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	102,134
		TOTAL	454,184
		Transportation - Airlines--0.0%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	101,014
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	94,544
50,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	51,974
50,000		Union Pacific Corp., 4.875%, 01/15/2015	47,999
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	45,199
		TOTAL	239,716
		Transportation - Services--0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	67,884
		Utility - Electric--0.3%
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	42,882
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 03/15/2018	49,170
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 09/15/2016	40,190
100,000		Duke Capital Corp., Sr. Note, 6.25%, 02/15/2013	101,670
100,000		Exelon Generation Co. LLC, 6.95%, 06/15/2011	104,116
110,000	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	107,758
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	115,997
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/01/2018	29,713
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	49,381
100,000		Union Electric Co., 6.00%, 04/01/2018	99,071
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	80,845
		TOTAL	820,793
		Utility - Natural Gas Distributor--0.1%
210,000		Atmos Energy Corp., 4.00%, 10/15/2009	207,752
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas Pipelines--0.1%
$60,000		Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	$62,239
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 03/15/2035	87,524
		TOTAL	149,763
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,181,882)	15,794,820
		CORPORATE NOTES--2.4%
6,000,000	[2,3]	Merrill Lynch & Co., Inc., Commodity-Linked Note, 3.11%, 09/11/2008	6,003,420
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	124,402
		TOTAL CORPORATE NOTES (IDENTIFIED COST $6,124,978)	6,127,822
		GOVERNMENT AGENCIES--2.8%
2,550,000	[4]	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	2,612,290
415,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	468,940
4,000,000		Federal National Mortgage Association, 2.750%, 4/11/2011	3,917,344
100,000		Federal National Mortgage Association, 4.500%, 6/1/2010	102,444
40,000		Federal National Mortgage Association, 7.125%, 1/15/2030	49,389
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,173,772)	7,150,407
		GOVERNMENTS/AGENCIES--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,869)	81,109
		MORTGAGE-BACKED SECURITIES--0.5%
11,847		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	12,481
9,475		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	10,028
22,970		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	23,938
20,912		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	21,793
7,932		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	8,266
33,936		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	34,649
96,356		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	96,505
16,303		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	16,726
2,144		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	2,229
24,223		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	24,648
27,996		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	29,141
37,864		Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008	37,865
19,163		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	19,807
Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES--continued
$42,119		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	$43,303
106,827		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	105,003
102,567		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	100,816
44,234		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	45,092
91,977		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	92,044
108,644		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	108,879
4,279		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,798
2,307		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,435
19,029		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	20,090
1,090		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	1,131
48,896		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	51,452
4,663		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	4,768
1,579		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,662
471		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	498
94,793		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	96,691
37,349		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	38,097
83,702		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	83,445
110,311		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	106,954
1,691		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,786
9,147		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	9,773
20,465		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	21,193
507		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	542
1,237		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,281
12,537		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	13,305
16,322		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	16,903
2,910		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	3,105
20,965		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	22,244
18,242		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	19,360
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,355,570)	1,354,726
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY--0.6%
$465,093		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	$504,553
1,000,000		United States Treasury Note, 3.875%, 9/15/2010	1,025,624
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,494,087)	1,530,177
		EXCHANGE-TRADED MUTUAL FUND--0.5%
8,778		iShares MSCI Emerging Market (IDENTIFIED COST $1,310,590)	1,326,970
		MUTUAL FUNDS--33.6% [5]
62,987		Emerging Markets Fixed Income Core Fund	1,389,873
293,895		Federated InterContinental Fund, Institutional Shares	19,170,767
5,360,629		Federated Mortgage Core Portfolio	52,963,017
822,405		High Yield Bond Portfolio	5,329,183
7,946,445	[6]	Prime Value Obligations Fund, Institutional Shares, 2.70%	7,946,445
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $85,285,839)	86,799,285
		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $244,963,258) [7]	259,875,456
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [8]	(1,408,872)
		TOTAL NET ASSETS--100%	$258,466,584

At May 31, 2008, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contract Purchased:
6/2/2008	114,586 Swiss Franc	$109,536	$109,941	$405

At May 31, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]	U.S. Treasury Notes 5-Year Long Futures	65	$7,145,938	September 2008	$(78,435)
[1]	U.S. Treasury Notes 10-Year Long Futures	50	$5,620,313	September 2008	$(91,194)
[1]	U.S. Treasury Bonds Long Futures	20	$2,270,000	September 2008	$(51,165)
[1]	U.S. Treasury Notes 2-Year Short Futures	65	$13,690,625	September 2008	$41,409
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(179,385)

At May 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch [9]	Series 9 Investment Grade Index	Sell	0.60%	12/20/2012	$10,000,000	$(181,034)
Lehman Brothers [9]	Series 10 Investment Grade Index	Buy	1.55%	6/20/2013	$ 5,000,000	$ 132,696
TOTAL VALUE OF CREDIT DEFAULT SWAPS						$ (48,338)

Net Unrealized Appreciation/Depreciation on the Foreign Exchange Contract, Futures Contracts and Value of Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $9,340,063, which represented 3.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $9,340,063, which represented 3.6% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $244,974,212.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

9 Net premiums received by the Fund amount to $135,575.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$221,634,486	$(178,980)
Level 2 - Other Significant Observable Inputs	38,240,970	(48,338)
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$259,875,456	$(227,318)

* Other Financial Instruments include a foreign exchange contract, futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $86,799,285 of investments in affiliated issuers (Note 5) (identified cost $244,963,258)		$259,875,456
Cash		51
Income receivable		621,570
Receivable for daily variation margin		20,781
Receivable for investments sold		7,665,843
Receivable for shares sold		195,048
Receivable for foreign exchange contracts		405
TOTAL ASSETS		268,379,154
Liabilities:
Payable for investments purchased	$9,310,547
Payable for shares redeemed	300,516
Income distribution payable	63,448
Swaps, at value (premium received of $135,575)	48,338
Payable for Directors'/Trustees' fees	370
Payable for distribution services fee (Note 5)	46,414
Payable for shareholder services fee (Note 5)	48,146
Accrued expenses	94,791
TOTAL LIABILITIES		9,912,570
Net assets for 15,012,738 shares outstanding		$258,466,584
Net Assets Consist of:
Paid-in capital		$246,998,886
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency, futures contracts and swap contracts		14,794,871
Accumulated net realized loss on investments, foreign currency transactions, futures contracts, options and swap contracts		(3,763,891)
Undistributed net investment income		436,718
TOTAL NET ASSETS		$258,466,584

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($179,447,903 ÷ 10,415,754 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$17.23
Offering price per share (100/94.50 of $17.23) [1]	$18.23
Redemption proceeds per share	$17.23
Class B Shares:
Net asset value per share ($34,402,097 ÷ 2,000,228 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$17.20
Offering price per share	$17.20
Redemption proceeds per share (94.50/100 of $17.20) [1]	$16.25
Class C Shares:
Net asset value per share ($26,550,450 ÷ 1,549,556 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$17.13
Offering price per share	$17.13
Redemption proceeds per share (99.00/100 of $17.13) [1]	$16.96
Class K Shares:
Net asset value per share ($18,066,134 ÷ 1,047,200 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$17.25
Offering price per share	$17.25
Redemption proceeds per share	$17.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $2,900,038 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $18,167)		$4,515,357
Interest		843,909
Investment income allocated from affiliated partnership (Note 5)		57,413
TOTAL INCOME		5,416,679
Expenses:
Investment adviser fee (Note 5)	$934,939
Administrative personnel and services fee (Note 5)	134,999
Custodian fees	17,056
Transfer and dividend disbursing agent fees and expenses--Class A Shares	158,653
Transfer and dividend disbursing agent fees and expenses--Class B Shares	39,194
Transfer and dividend disbursing agent fees and expenses--Class C Shares	23,751
Transfer and dividend disbursing agent fees and expenses--Class K Shares	30,303
Directors'/Trustees' fees	7,266
Auditing fees	12,835
Legal fees	9,829
Portfolio accounting fees	60,169
Distribution services fee--Class B Shares (Note 5)	138,622
Distribution services fee--Class C Shares (Note 5)	96,436
Distribution services fee--Class K Shares (Note 5)	41,595
Shareholder services fee--Class A Shares (Note 5)	219,338
Shareholder services fee--Class B Shares (Note 5)	46,207
Shareholder services fee--Class C Shares (Note 5)	31,273
Account administration--Class A Shares	2,379
Share registration costs	33,031
Printing and postage	33,899
Insurance premiums	2,463
Taxes	10,177
Miscellaneous	4,880
Expenses before allocation	2,089,294
Expenses allocated from affiliated partnership	468
TOTAL EXPENSES	2,089,762

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(101,835)
Waiver of administrative personnel and services fee	(26,185)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(20,066)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(3,731)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(145)
Fees paid indirectly from directed brokerage arrangements	(3,146)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(155,108)
Net expenses			$1,934,654
Net investment income			3,482,025
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Swap Contracts:
Net realized loss on investments and foreign currency transactions (including realized loss of $870,056 on sales of investments in affiliated issuers (Note 5)			(659,252)
Net realized loss on futures contracts			(6,743)
Net realized loss on swap contracts			(1,510,241)
Net realized loss allocated from partnership			(2,283)
Realized gain distributions from affiliated investment company shares			3,037,079
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,516,292)
Net change in unrealized appreciation on futures contracts			(190,287)
Net change in unrealized depreciation of swap contracts			163,498
Net realized and unrealized loss on investments, foreign currency transactions, futures contracts and swap contracts			(12,684,521)
Change in net assets resulting from operations			$(9,202,496)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,482,025	$5,180,723
Net realized gain (loss) on investments, including allocation from partnership, foreign currency transactions, futures contracts and swap contracts	(2,178,519)	26,300,316
Realized gain distributions from affiliated investment company shares	3,037,079	969,148
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency, futures contracts and swap contracts	(13,543,081)	(6,633,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,202,496)	25,817,143
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,460,066)	(3,993,440)
Class B Shares	(351,180)	(574,648)
Class C Shares	(248,757)	(344,061)
Class K Shares	(183,582)	(213,036)
Distributions from net realized gains on investments and foreign currency transactions and swap contracts
Class A Shares	(18,997,902)	(19,147,426)
Class B Shares	(3,970,711)	(4,766,903)
Class C Shares	(2,615,521)	(2,577,998)
Class K Shares	(1,610,546)	(1,017,268)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,438,265)	(32,634,780)
Share Transactions:
Proceeds from sale of shares	30,568,372	52,577,275
Net asset value of shares issued to shareholders in payment of distributions declared	28,639,153	30,402,512
Cost of shares redeemed	(40,793,776)	(82,206,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,413,749	773,634
Change in net assets	(21,227,012)	(6,004,003)
Net Assets:
Beginning of period	279,693,596	285,737,599
End of period (including undistributed net investment income of $436,718 and $198,278, respectively)	$258,466,584	$279,693,596

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements. Total return swap agreements involve the commitment to pay or receive an amount generally determined by reference to an interest rate in exchange for a specific market-linked return, based on notional amounts. To the extent that the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate based obligation, the Fund receives or makes a payment to the counterparty. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2008 is $10,000,000.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had net realized losses on swap contracts of $1,510,241.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized losses on futures contracts of $6,743.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	956,477	$16,729,294	1,580,674	$30,902,949
Shares issued to shareholders in payment of distributions declared	1,132,736	20,233,569	1,152,486	21,607,700
Shares redeemed	(1,460,381)	(25,535,635)	(2,594,906)	(50,350,695)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	628,832	$11,427,228	138,254	$2,159,954

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	173,953	$3,067,557	296,020	$5,773,666
Shares issued to shareholders in payment of distributions declared	228,712	4,083,749	266,434	4,971,550
Shares redeemed	(474,539)	(8,279,639)	(935,354)	(18,128,500)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(71,874)	$(1,128,333)	(372,900)	$(7,383,284)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	318,612	$5,493,472	404,964	$7,827,822
Shares issued to shareholders in payment of distributions declared	142,200	2,528,310	139,389	2,593,829
Shares redeemed	(246,546)	(4,244,681)	(529,929)	(10,294,215)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	214,266	$3,777,101	14,424	$127,436

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	303,255	$5,278,049	416,417	$8,072,838
Shares issued to shareholders in payment of distributions declared	100,225	1,793,525	65,500	1,229,433
Shares redeemed	(158,955)	(2,733,821)	(176,680)	(3,432,743)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	244,525	$4,337,753	305,237	$5,869,528
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,015,749	$18,413,749	85,015	$773,634

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $244,974,212. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $14,901,244. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,451,964 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,550,720.

At November 30, 2007, the Fund had a capital loss carryforward of $2,372,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,127,965
2010	$1,244,627

As a result of the tax-free transfer of assets from Vintage Balanced Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $7,788 of its fee. In addition, an affiliate of the adviser reimbursed $23,942 of transfer and dividend disbursing agent fees and expenses.

Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and FEMCOPA (the "Sub-Advisers"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period ended May 31, 2008, FIMCO and FEMCOPA earned fees of $126,008 and $290,217, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.083% of average daily net assets of the Fund. FAS waived $26,185 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $9,272 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2008, FSC retained $6,730 in sales charges from the sale of Class A Shares. FSC also retained $773 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $850 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC received $20,016 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2008, the Fund's expenses were reduced by $3,146 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05% and 1.75%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $94,047. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	53,583	51,285	41,881	62,987	$1,389,873	$57,413
Federated InterContinental Fund, Institutional Shares	107,198	398,312	211,615	293,895	19,170,767	100,583
Federated International Capital Appreciation Fund, Class A Shares	1,482,445	--	1,482,445	--	--	934,311
Federated Mortgage Core Portfolio	4,796,682	1,551,050	987,103	5,360,629	52,963,017	1,421,107
High Yield Bond Portfolio	349,707	651,598	178,900	822,405	5,329,183	201,116
Prime Value Obligations Fund, Institutional Shares	5,528,188	116,727,873	114,309,616	7,946,445	7,946,445	242,921
TOTAL OF AFFILIATED TRANSACTIONS					$86,799,285	$2,957,451

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$214,034,689
Sales	$223,163,741

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED STOCK AND BOND FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008